RISK MANAGEMENT - Loans are recorded at amortized cost (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of financial assets [line items]
Loan Portfolio with financial leasing	$ 182,128,114	$ 206,447,165
Loan portfolio
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	182,128,114	193,670,648
Financial Leasing		12,776,517
Loan Portfolio with financial leasing	182,128,114	206,447,165
Commercial loans
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	91,306,719	105,044,013
Financial Leasing		10,636,603
Reclassification	(91,306,719)
Loan Portfolio with financial leasing		115,680,616
Interbank and overnight funds
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing		4,693,678
Reclassification	2,718,961
Loan Portfolio with financial leasing	2,718,961	4,693,678
Commercial lending portfolio
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing		100,350,335
Financial Leasing		10,636,603
Reclassification	98,936,699
Loan Portfolio with financial leasing	98,936,699	110,986,938
Loans to consumers
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	59,587,929	65,496,673
Financial Leasing		338,784
Reclassification	252,522
Loan Portfolio with financial leasing	59,840,451	65,835,457
Mortgages
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	18,661,389	22,757,641
Financial Leasing		1,801,130
Reclassification	1,560,294
Loan Portfolio with financial leasing	20,221,683	24,558,771
Microcredit
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	410,320	372,321
Loan Portfolio with financial leasing	410,320	372,321
Financial leasing
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	12,161,757
Reclassification	(12,161,757)
Accumulated impairment
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	8,185,797	10,167,622
Financial Leasing		737,549
Loan Portfolio with financial leasing	8,185,797	10,905,171
Accumulated impairment | Commercial loans
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	3,739,330	4,627,431
Financial Leasing		653,826
Reclassification	(3,739,330)
Loan Portfolio with financial leasing		5,281,257
Accumulated impairment | Interbank and overnight funds
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing		851
Reclassification	986
Loan Portfolio with financial leasing	986	851
Accumulated impairment | Commercial lending portfolio
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing		4,626,580
Financial Leasing		653,826
Reclassification	4,188,388
Loan Portfolio with financial leasing	4,188,388	5,280,406
Accumulated impairment | Loans to consumers
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	3,548,580	4,924,964
Financial Leasing		14,007
Reclassification	6,460
Loan Portfolio with financial leasing	3,555,040	4,938,971
Accumulated impairment | Mortgages
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	306,237	491,188
Financial Leasing		69,716
Reclassification	45,321
Loan Portfolio with financial leasing	351,558	560,904
Accumulated impairment | Microcredit
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	89,825	124,039
Loan Portfolio with financial leasing	89,825	124,039
Accumulated impairment | Financial leasing
Disclosure of financial assets [line items]
Loan Portfolio without financial leasing	501,825
Reclassification	$ (501,825)
Banco Republica
Disclosure of financial assets [line items]
Loan Portfolio with financial leasing		280,519
Banco Republica | Commercial loans
Disclosure of financial assets [line items]
Loan Portfolio with financial leasing		$ 280,519